Subsidiaries	6 Months Ended
Dec. 31, 2024
Subsidiaries [Abstract]
SUBSIDIARIES
32.	SUBSIDIARIES

		Ownership Interest
	Country of Incorporation	31 December 2024%	30 June 2024%
Parent
Critical Metals Corp	British Virgin Islands
Subsidiaries
European Lithium AT (Investments) Ltd	British Virgin Islands	100	100
ECM Lithium AT GmbH	Austria	100	100
ECM Lithium AT Operating GmbH	Austria	100	100
Sizzle Acquisition Corp	USA	100	100